Intangible Assets (Details 2) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about intangible assets [line items]
Opening balance		R$ 163,976	R$ 139,500
Additions		14,809	53,435
Disposals/ Transfers		17,203	(28,959)
Eyemobile Acquisition	[1]	605
Balance as at		196,593	163,976
Acquisition cost
Disclosure of detailed information about intangible assets [line items]
Opening balance		438,473	342,998
Additions		45,261	92,656
Disposals/ Transfers		17,203	2,819
Eyemobile Acquisition	[1]	605
Balance as at		501,542	438,473
Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Opening balance		(274,497)	(203,498)
Amortization additions		(30,452)	(39,221)
Disposals/ Transfers		0	(31,778)
Eyemobile Acquisition		0
Balance as at		(304,949)	(274,497)
Software and license amortization
Disclosure of detailed information about intangible assets [line items]
Opening balance		(274,497)	(203,498)
Amortization additions		(30,452)	(39,221)
Disposals/ Transfers		0	(31,778)
Eyemobile Acquisition		0
Balance as at		(304,949)	(274,497)
Software and software licenses | Acquisition cost
Disclosure of detailed information about intangible assets [line items]
Opening balance		369,239	296,805
Additions		1,968	36,459
Disposals/ Transfers		26,799	35,975
Eyemobile Acquisition	[1]	605
Balance as at		398,611	369,239
Systems in development | Acquisition cost
Disclosure of detailed information about intangible assets [line items]
Opening balance		70,311	48,512
Additions		46,669	56,301
Disposals/ Transfers		(9,596)	(34,502)
Eyemobile Acquisition		0
Balance as at		107,384	70,311
Provision for impairment | Acquisition cost
Disclosure of detailed information about intangible assets [line items]
Opening balance		(1,077)	(2,319)
Additions		(3,376)	(104)
Disposals/ Transfers		0	1,346
Eyemobile Acquisition		0
Balance as at		R$ (4,453)	R$ (1,077)

[1]	Consolidated opening balances referring to the acquisition of Eyemobile.